Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Issued capital	Capital reserve	Retained earnings	Total	Non-controlling interests	Treasury Shares Member
Beginning Balance at Dec. 31, 2018	¥ 225,809	¥ 118	¥ 161,454	¥ 61,001	¥ 222,573	¥ 3,236
Profit (loss) for the year	56,762			56,106	56,106	656
Acquisition of non-controlling interests	(10)		23		23	(33)
Ending Balance at Dec. 31, 2019	282,561	118	161,477	117,107	278,702	3,859
Profit (loss) for the year	(15,214)			(16,423)	(16,423)	1,209
Issuance of ordinary shares net of issuance costs (Note 20)	90,406	11	90,395		90,406
Issuance of ordinary shares for the acquisition of a subsidiary (Note 20)	284,000	33	283,967		284,000
Equity-settled share-based payments(Note 29)	19,416		19,416		19,416
Ending Balance at Dec. 31, 2020	661,169	162	555,255	100,684	656,101	5,068
Profit (loss) for the year	(59,617)			(59,570)	(59,570)	(47)
Issuance of ordinary shares net of issuance costs (Note 20)	287,448	32	287,416		287,448
Share repurchased (Note 20)	(1,274)				(1,274)		¥ (1,274)
Equity-settled share-based payments(Note 29)	53,933		53,933		53,933
Ending Balance at Dec. 31, 2021	¥ 941,659	¥ 194	¥ 896,604	¥ 41,114	¥ 936,638	¥ 5,021	¥ (1,274)